Segment reporting	12 Months Ended
Jun. 30, 2022
Segment reporting
Segment reporting

4 Segment reporting

The Group manages its businesses by divisions, which are organized by a mixture of both brands and geography. In a manner consistent with the way in which information is reported internally to the Group’s most senior executive management for the purposes of resource allocation and performance assessment, the Group has presented the four reportable segments during the year ended June 30, 2020, namely (i) MINISO brand (excluding Africa and Germany), (ii) MINISO brand in Africa and Germany, (iii) NOME brand, and (iv) Minihome brand. The operations of the MINISO brand in Africa and Germany and the NOME brand and Minihome brand were discontinued and disposed of by the Group as of June 30, 2020. During the year ended June 30, 2021, the Group developed a new brand namely TOP TOY and included it as one of the reportable segments. Therefore, the Group had two reporting segments of MINISO brand and TOP TOY brand as of and for the years ended June 30, 2021 and 2022.

No other operating segments have been aggregated to these reportable segments, but have been aggregated and presented as “other segment”. Business included as other segment did not meet the quantitative thresholds for reportable segments for the years ended June 30, 2020, 2021 and 2022. The segment information is as follows:

Reportable segments	Operations
MINISO brand (excluding Africa and Germany)	Design, buying and sale of lifestyle products
MINISO brand in Africa and Germany*	Design, buying and sale of lifestyle products
NOME brand*	Design, buying and sale of clothing products and other household items
Minihome brand*	Design, buying and sale of furniture and other household items
TOP TOY brand	Design, buying and sale of pop toys

Note:

*

Businesses of NOME and Minihome brands and MINISO brand in Africa and Germany had been disposed of during the year ended June 30, 2020 and their results for the year have been classified as discontinued operations. See Note 5 “Discontinued operations and assets and liabilities held for sale” for details.

(i)	Segment results, assets and liabilities

Information related to each reportable segment is set out below. Segment profit/(loss) before taxation is used to measure performance because management believes that this information is the most relevant in evaluating the results of the respective segments.

	As at and for the year ended June 30, 2020
						Other
	Reportable segments					segment	Total
	MINISO
	brand	MINISO brand
	(excluding	in Africa and		Minihome
	Africa and	Germany	NOME brand	brand	Total reportable
	Germany)	(discontinued)*	(discontinued)*	(discontinued)*	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	8,721,620	80,746	187,046	15,154	9,004,566	257,366	9,261,932
Inter-segment revenue	40,887	—	6,380	—	47,267	50	47,317

Segment revenue	8,762,507	80,746	193,426	15,154	9,051,833	257,416	9,309,249
Segment profit/(loss) before taxation	716,759	(29,884)	(98,308)	(12,648)	575,919	44,092	620,011
Finance income	24,842	92	250	5	25,189	766	25,955
Finance costs	(31,273)	(1,616)	(108)	—	(32,997)	(65)	(33,062)
Depreciation and amortization	(268,359)	—	(828)	(1,830)	(271,017)	(310)	(271,327)
Other material non-cash items:
- credit loss on trade and other receivables	(25,357)	—	(43,470)	—	(68,827)	(9)	(68,836)
- impairment loss on non-current assets	(36,844)	—	(1,059)	(3,156)	(41,059)	—	(41,059)
Segment assets	5,727,281	—	—	—	5,727,281	108,970	5,836,251
Segment liabilities	3,732,134	—	—	—	3,732,134	45,836	3,777,970

	As at and for the year ended June 30, 2021
				Other
	Reportable segments			segment	Total
			Total reportable
	MINISO brand	TOP TOY brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	8,735,947	98,241	8,834,188	237,471	9,071,659
Inter-segment revenue	1,978	5,832	7,810	115,701	123,511

Segment revenue	8,737,925	104,073	8,841,998	353,172	9,195,170
Segment profit/(loss) before taxation	378,926	(24,376)	354,550	58,556	413,106
Finance income	38,858	9	38,867	1,566	40,433
Finance costs	(26,324)	(2,021)	(28,345)	(17)	(28,362)
Depreciation and amortization	(252,721)	(11,229)	(263,950)	(1,069)	(265,019)
Other material non-cash items:
- credit loss on trade and other receivables	(20,208)	(607)	(20,815)	(17)	(20,832)
- impairment loss on non-current assets	(1,850)	(1,091)	(2,941)	—	(2,941)
Segment assets	9,873,002	315,038	10,188,040	164,928	10,352,968
Segment liabilities	3,662,661	333,096	3,995,757	57,119	4,052,876

	As at and for the year ended June 30, 2022
				Other
	Reportable segments			segment	Total
			Total
		TOP TOY	reportable
	MINISO brand	brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	9,468,718	446,930	9,915,648	170,001	10,085,649
Inter-segment revenue	895	501	1,396	215,183	216,579

Segment revenue	9,469,613	447,431	9,917,044	385,184	10,302,228
Segment profit/(loss) before taxation	941,037	(81,536)	859,501	97,455	956,956
Finance income	62,218	416	62,634	3,190	65,824
Finance costs	(26,481)	(6,904)	(33,385)	(11)	(33,396)
Depreciation and amortization	(317,273)	(32,528)	(349,801)	(1,916)	(351,717)
Other material non-cash items:
- credit loss on trade and other receivables	(27,054)	(1,762)	(28,816)	(108)	(28,924)
- impairment loss on non-current assets	(8,656)	(4,829)	(13,485)	—	(13,485)
Segment assets	8,310,214	519,814	8,830,028	171,163	9,001,191
Segment liabilities	3,552,457	620,953	4,173,410	62,341	4,235,751

Note:

*	See Note 5 “Discontinued operations and assets and liabilities held for sale” for details.
(ii)	Reconciliations of information on reportable segments to the amounts reported in the financial statements

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
i. Revenue
Total revenue for reportable segments	9,051,833	8,841,998	9,917,044
Revenue for other segment	257,416	353,172	385,184
Elimination of inter-segment revenue	(47,317)	(123,511)	(216,579)
Elimination of discontinued operations	(282,946)	—	—
Consolidated revenue	8,978,986	9,071,659	10,085,649

ii. Profit before taxation
Total profit before taxation for reportable segments	575,919	354,550	859,501
Profit before taxation for other segment	44,092	58,556	97,455
Elimination of discontinued operations	140,840	—	—
Unallocated amounts:
— Fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights	(680,033)	(1,625,287)	—
— Share of loss of an equity-accounted investee, net of tax	—	(4,011)	(8,162)
— Expenses relating to construction of headquarters building and depreciation expense of apartments for use as staff quarters	—	—	(41,981)
Consolidated profit/(loss) before taxation from continuing operations	80,818	(1,216,192)	906,813

	As at June 30,
	2021	2022
	RMB’000	RMB’000
iii. Assets
Total assets for reportable segments	10,188,040	8,830,028
Assets for other segment	164,928	171,163
Other unallocated amounts
—Interest in an equity-accounted investee	352,062	—
—Assets relating to construction of headquarters building	—	2,028,095
—Apartments for use as staff quarters	—	252,502
Consolidated total assets	10,705,030	11,281,788

iv. Liabilities
Total liabilities for reportable segments	3,995,757	4,173,410
Liabilities for other segment	57,119	62,341
Other unallocated amounts
—Liabilities relating to construction of headquarters building	—	18,637
Consolidated total liabilities	4,052,876	4,254,388

v. Other material items

	For the year ended June 30, 2020
	Reportable		Elimination of
	segment	Other	discontinued	Consolidated
	totals	segment	operations	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	25,189	766	(347)	25,608
Finance costs	(32,997)	(65)	1,724	(31,338)
Depreciation and amortization	(271,017)	(310)	2,658	(268,669)
Credit loss on trade and other receivables	(68,827)	(9)	43,470	(25,366)
Impairment loss on non-current assets	(41,059)	—	4,215	(36,844)

	For the year ended June 30, 2021
	Reportable
	segment	Other	Consolidated
	totals	segment	totals
	RMB’000	RMB’000	RMB’000
Finance income	38,867	1,566	40,433
Finance costs	(28,345)	(17)	(28,362)
Depreciation and amortization	(263,950)	(1,069)	(265,019)
Credit loss on trade and other receivables	(20,815)	(17)	(20,832)
Impairment loss on non-current assets	(2,941)	—	(2,941)

	For the year ended June 30, 2022
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amount	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	62,634	3,190	520	66,344
Finance costs	(33,385)	(11)	—	(33,396)
Depreciation and amortization	(349,801)	(1,916)	(38,154)	(389,871)
Credit loss on trade and other receivables	(28,816)	(108)	—	(28,924)
Impairment loss on non-current assets	(13,485)	—	—	(13,485)

(iii)	Geographic information

The geographic information analyses the Group’s revenue and non-current assets by the Group’s country of domicile and other regions. In presenting the geographic information, segment revenue has been based on the geographic location of customers and segment assets are based on the geographic location of the assets.

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
i. Revenue
the PRC (place of domicile) (of which RMB202,201,000 related to discontinued operations in the year ended June 30, 2020)	6,246,301	7,291,219	7,442,156
Other Asian countries excluding the PRC	1,428,035	961,622	1,174,323
America	1,221,058	584,630	1,189,119
Europe (of which RMB11,311,000 related to discontinued operations in the year ended June 30, 2020)	183,480	117,214	174,691
Others (of which RMB69,434,000 related to discontinued operations in the year ended June 30, 2020)	183,058	116,974	105,360
Discontinued operations	(282,946)	—	—
	8,978,986	9,071,659	10,085,649

	As at June 30,
	2021	2022
	RMB’000	RMB’000
ii. Non-current assets
the PRC (place of domicile)	902,793	2,575,241
Other Asian countries excluding the PRC	82,414	63,021
America	191,304	204,459
Europe	22,399	10,490
	1,198,910	2,853,211

Non-current assets exclude deferred tax assets and non-current prepayments.